EMPLOYEE BENEFITS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
EMPLOYEE BENEFITS

15. EMPLOYEE BENEFITS

Employee benefits are recognized in general and administrative expense in the condensed consolidated interim statements of profit or loss and other comprehensive income (loss), and for the three and six months ended June 30, 2024 and 2023, consisted of the following:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Short-term employee benefits	$2,438,663	$688,925	$3,530,427	$1,360,248

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
EMPLOYEE BENEFITS

21. EMPLOYEE BENEFITS

Employee benefits are recognized in general and administrative expense in the consolidated statements of profit or loss and comprehensive loss, and for the years ended December 31, 2023, 2022 and 2021, consisted of the following:

	2023	2022	2021

Short-term employee benefits	$2,961,866	$2,126,750	$3,019,824
Severances	17,506	247,860	22,329
Total	$2,979,372	$2,374,610	$3,042,153